CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including transactions with related parties of RMB9,045, RMB37,152 and RMB38,471 for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 2,959,324	$ 464,382	¥ 1,352,196	¥ 670,511
Cost of revenues (including transactions with related parties of RMB154,256, RMB91,989 and RMB135,058 for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,405,423)	(220,542)	(594,399)	(358,241)
Gross profit	1,553,901	243,840	757,797	312,270
Operating expenses:
Selling and marketing expenses (including transactions with related parties of RMB24,972, RMB33,921 and RMB120,315 for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,634,733)	(256,525)	(734,753)	(766,465)
Research and development expenses	(619,585)	(97,226)	(329,763)	(351,012)
General and administrative expenses	(690,292)	(108,322)	(296,162)	(253,268)
Total operating expenses	(2,944,610)	(462,073)	(1,360,678)	(1,370,745)
Loss from operations	(1,390,709)	(218,233)	(602,881)	(1,058,475)
Other income/(expenses):
Investment income	59,200	9,286	56,087	25,035
Interest income	31,305	4,912	24,751	28,669
Fair value change of financial instrument	27,846	4,370	(68,818)	7,132
Exchange (losses)/gains	(16,665)	(2,615)	62,663	(9,216)
Others, net	(4,391)	(689)	11,728	2,675
Loss before income tax	(1,293,437)	(202,969)	(516,470)	(1,004,180)
Income tax expense	(5,443)	(854)	(1,080)	(40)
Net loss	(1,298,880)	(203,823)	(517,550)	(1,004,220)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	(26,769)	(680,734)	(426,781)
Net loss attributable to Zhihu Inc.'s shareholders	(1,469,465)	(230,592)	(1,198,284)	(1,431,001)
Foreign currency translation adjustments	(143,190)	(22,470)	(143,326)	(4,021)
Total other comprehensive loss	(143,190)	(22,470)	(143,326)	(4,021)
Total comprehensive loss	(1,442,070)	(226,293)	(660,876)	(1,008,241)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	(26,769)	(680,734)	(426,781)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (1,612,655)	$ (253,062)	¥ (1,341,610)	¥ (1,435,022)
Net loss per share, basic | (per share)	¥ (6.12)	$ (0.96)	¥ (18.36)	¥ (22.99)
Net loss per share, diluted | (per share)	¥ (6.12)	$ (0.96)	¥ (18.36)	¥ (22.99)
Weighted average number of ordinary shares outstanding, basic	240,174,108	240,174,108	65,279,970	62,249,946
Weighted average number of ordinary shares outstanding, diluted	240,174,108	240,174,108	65,279,970	62,249,946